Madison Funds
550 Science Drive
Madison, WI 53711
608-274-0300

August 21, 2015

BY EDGAR

Securities and Exchange Commission
Washington, DC 20549

RE: File No. 333-29511; Madison Funds
Form 497 Filing

Dear Sir/Madam:

Filed electronically herein are the XBRL exhibits to the sticker amendment for the 485BPOS filing dated February 28th, 2015 for the investment company registrant referenced above.

If you have any questions, please call me.

Respectfully submitted,

/s/ Lisa R. Lange

Lisa R. Lange
Chief Legal Officer and Chief Compliance Officer

Enclosure
cc: Fund Services